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American Beacon Global Evolution Frontier Markets Income Fund

Supplement dated June 15, 2018
to the
Prospectus and Summary Prospectus dated May 31, 2018

On June 6, 2018, the Board of Trustees of American Beacon Funds approved the appointment of Aberdeen Asset Managers Limited ("Aberdeen") as an additional sub-advisor to the American Beacon Global Evolution Frontier Markets Income Fund (the "Fund"). Aberdeen is expected to begin managing a portion of the assets of the Fund on or about July 31, 2018.

Effective June 15, 2018, the name of the Fund is changed to "American Beacon Frontier Markets Income Fund" and all references to American Beacon Global Evolution Frontier Markets Income Fund are deleted and replaced with "American Beacon Frontier Markets Income Fund". In addition, all references to "the sub-advisor" are changed from singular to plural, as applicable. The following changes are also made effective June 15, 2018:

1)	The following is added as the last sentence of the first paragraph of the "Fund Summary - Principal Investment Strategies" section:

The Fund may also invest in debt instruments issued by corporations that are economically tied to frontier market countries.

2)	The fourth paragraph of the "Fund Summary - Principal Investment Strategies" section is deleted and replaced with the following:

The countries that comprise frontier markets change from time to time. The Fund's investment sub-advisors may invest in any countries that they reasonably determine to be classified as frontier market countries. In making investment decisions for the Fund, one of the Fund's sub-advisors, Global Evolution USA, LLC, employs a top-down investment process that focuses on macroeconomic and political risk, as well as country risk, while the Fund's other sub-advisor, Aberdeen Asset Managers Limited, employs a bottom-up investment process that applies fundamental research to countries and companies in selecting investments. Each sub-advisor considers environmental, social, and governance ("ESG") indicators as an integrated part of the research and investment processes. Each sub-advisor's investment process includes monitoring of investment guidelines, individual trades, investment strategies, and general portfolio risk.

(American Beacon Funds - Supplement) | (American Beacon Frontier Markets Income Fund)
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The Fund may also invest in debt instruments issued by corporations that are economically tied to frontier market countries.

The countries that comprise frontier markets change from time to time. The Fund's investment sub-advisors may invest in any countries that they reasonably determine to be classified as frontier market countries. In making investment decisions for the Fund, one of the Fund's sub-advisors, Global Evolution USA, LLC, employs a top-down investment process that focuses on macroeconomic and political risk, as well as country risk, while the Fund's other sub-advisor, Aberdeen Asset Managers Limited, employs a bottom-up investment process that applies fundamental research to countries and companies in selecting investments. Each sub-advisor considers environmental, social, and governance ("ESG") indicators as an integrated part of the research and investment processes. Each sub-advisor's investment process includes monitoring of investment guidelines, individual trades, investment strategies, and general portfolio risk.